SHARE- BASED COMPENSATION (Narrative) (Details) $ in Thousands		6 Months Ended
		Jun. 30, 2024 USD ($) Years shares	Jun. 30, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description		Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”)
Maturity for share option and incentive plans | Years		10
Employees Directors And Consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares		13,300	47,100
Fair value of options granted | $		$ 41	$ 153
Employees, consultants and directors of company's subsidiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares		138,500	546,839
Fair value of options granted | $		$ 974	$ 1,601
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Granted | shares	[1]	1,300	33,260
Fair value of restricted stock units granted | $		$ 13	$ 249

[1]	Number of RSUs and weighted average grant date fair value have been retroactively adjusted to reflect the reverse share split. See Note 9a.